Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pensions And Other Post Employment Benefits [Abstract]
Level 1 – Cash and Cash Equivalents	$ 3	$ 5
Level 2 – Equity and Fixed Income Funds	185	161
Level 3 – Real Estate Funds and Other	13	12
Total plan assets, at fair value	$ 201	$ 178